SCHEDULE OF FINITE LONG-LIVED INTANGIBLE ASSETS ESTIMATED USEFUL LIFE (Details)	Jun. 30, 2023
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years